MAJOR CUSTOMER (Details)	6 Months Ended					12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014 Revenues [Member] Customer A [Member]	Jun. 30, 2013 Revenues [Member] Customer A [Member]	Jun. 30, 2014 Revenues [Member] Customer B [Member]	Jun. 30, 2013 Revenues [Member] Customer B [Member]	Jun. 30, 2014 Accounts Receivable [Member] Customer A [Member]	Dec. 31, 2013 Accounts Receivable [Member] Customer A [Member]	Jun. 30, 2014 Accounts Receivable [Member] Customer B [Member]	Dec. 31, 2013 Accounts Receivable [Member] Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	70.00%	56.00%	[1]	30.00%	59.00%		10.00%

[1]	less than 10%